BUSINESS COMBINATIONS - Disclosure of assets purchased and the liabilities assumed - IOT Capital Technology Holdings LTD (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		May 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
As reported in cash flows from investing activities for the acquisition			$ 39,886	$ 14,934	$ 18,329
IOT Capital Technology Holdings LTD [Member]
Disclosure of detailed information about business combination [line items]
Cash		$ 5,690
Settlement in options		1,222
Financial instruments, net		(602)
Fair value of the equity investee		6,063
Settlement of pre-existing relationship	[1]	2,613
Total consideration		14,986
Amounts recognized on the acquisition date:
Cash and cash equivalents		1,049
Other receivables		2,372
Capitalized development costs		1,998
Property and equipment		28
Rented units		731
Customer relations		1,328
Technology		1,576
Short-term bank loans		(775)
Accrued expenses		(684)
Trade payables		(183)
Other payables		(277)
Deferred tax liability		(668)
Total consideration		6,495
Goodwill	[2]	8,491
Total consideration		14,986
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash paid upon the acquisition of a subsidiary		5,690
Cash and cash equivalents consolidated for the first time		(1,049)
As reported in cash flows from investing activities for the acquisition		$ 4,641

[1]	Including intercompany balances that were eliminated in the consolidated financial statements.
[2]	The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for IoT, are mainly attributable to expected synergies, good reputation, and an especially talented workforce. Thus, the Goodwill resulting from the acquisition of IoT represents the excess of the aggregate of the acquisition consideration and the fair value of the Company’s previously held equity interest at the acquisition date over the net identifiable assets acquired and liabilities assumed.